Contracts Receivable, Net (Details) - Schedule of Contracts Receivable, Net	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of Contracts Receivable, Net [Abstract]
Contracts receivable	$ 35,483,615	$ 4,534,127	$ 22,583,970
Allowance for expected credit losses	(8,069,497)	(1,031,128)	(2,589,214)	$ (330,853)	$ (775,257)
Balance at end of year	$ 27,414,118	$ 3,502,999	$ 19,994,756